Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
(a)	Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

Consolidation, Policy [Policy Text Block]
(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs. The Company's subsidiaries have entered into contractual arrangements with the VIEs and its shareholder, which enables the Company to (1) have power to direct activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs' financial results of operations, assets and liabilities in the Company have consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
(c)	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Group evaluates its estimates, including valuation allowance of deferred tax assets and valuation of goodwill and intangible assets. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(d)	Foreign currency translation

The functional currency of the Company is the United States dollar ("US$"). Assets and liabilities are translated at the exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statement of shareholders'' equity and comprehensive income. The Group has chosen the Renminbi ("RMB") as its reporting currency.

The functional currency of the Company''s subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing on the dates of the transactions. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations.

The translations of RMB amounts as of and for the year ended June 30, 2012 into US$ are included solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.3530, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on June 30, 2012. This convenience translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

Cash and Cash Equivalents, Policy [Policy Text Block]
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less from the date of deposit.

Short-Term Bank Deposits [Policy Text Block]
(f)	Short-term bank deposits

Short-term bank deposits are cash in bank which have maturities of more than three months but less than one year from the date of deposit.

Investment, Policy [Policy Text Block]
(g)	Investments

Investments represent the Group''s investments in equity securities and or unlisted investment fund, and are classified as trading investments, held-to-maturity investment, available-for-sale investment or investments at cost. Investments in equity securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities. Investments in unlisted investment fund are classified as held-to-maturity and measured at amortised cost only if the Group has the positive intent and ability to hold those investments fund to maturity. Investments classified as trading investments are recorded at fair value with unrealized holding gains and losses recorded in the net income. The fair value of the Group''s investments classified as trading is based on the quoted market price on the last business day of the fiscal year. Available-for-sale investment is recorded at fair value with unrealized changes in fair value recorded in the accumulative other comprehensive income. The fair value of Group''s available-for-sale investment is determined by applying combination of income and market approach, based on a number of unobservable input.

For unlisted investment fund classified as held-to-maturity measured at amortised cost, the Group needs to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the unlisted investment fund shall be written down to fair value as a new cost basis and the amount of the written down shall be included in earnings.

The Group''s investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method. Dividends and other distributions of earnings from investees, if any, are included in income when declared. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

Inventory, Policy [Policy Text Block]
(h)	Inventories

Inventories are stated at the lower of cost and market value. Cost is calculated using the weighted average method. The Group estimates the write-down of excessive, slow moving and obsolete inventories as well as inventory whose carrying value is in excess of market value.

Property, Plant and Equipment, Policy [Policy Text Block]
(i)	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any identified impairment loss.

Depreciation is calculated on a straight-line basis over the following estimated useful lives after taking into account the residual values. Estimated useful lives are:

Buildings	20 years
Leasehold improvements	Shorter of term of the lease or 5 years
Office equipment	5 years
Computer equipment	3 - 5 years
Motor vehicles	5 years

The asset''s residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.

The Group reassesses annually the residual values and the useful life of the property, plant and equipment and if the expectation differs from the original estimate, such difference will impact the depreciation in the year in which such estimate has been changed.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
(j)	Intangible assets

Acquired intangible assets includes patents, trademarks, licenses, mini lamb video series, franchises agreement, non-competition agreement, preferential leasing contracts and copyrights are measured initially at cost and amortized on as straight-line basis over their estimated useful lives.

The Company is currently amortizing its acquired intangible assets with definite lives over periods ranging from 1 to 19 years.

Intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

An impairment loss of nil, RMB942,678 and RMB3,000,000 (US$472,218) on intangible assets was recognized for continuing operations during the years ended June 30, 2010, 2011 and 2012, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(k)	Impairment of long-lived assets

The Group reviews property, plant, and equipment and certain identifiable intangibles, excluding goodwill, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. If property, plant, and equipment and certain identifiable intangibles are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds its fair market value.

No impairment of property, plant and equipment was recognized for the years ended June 30, 2010, 2011 and 2012.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
(l)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise.

Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purpose of evaluating goodwill impairment and does not result in an entry to implied fair value of goodwill.

The Group typically performs its annual goodwill impairment test at year-end. During the fourth quarter of fiscal 2012, as a result of the effects of weakening market conditions on the Group's forecasts and a sustained, significant decline in the Group's market capitalization to a level lower than its net book value, the Group concluded that impairment triggering events existed and performed a goodwill impairment analysis.

The Group has three operating segments and three reporting units, Little New Star, Wentai and Yuanbo. The Group estimated the fair values of its reporting units using discounted cash flows under the income approach. Use of the income approach requires significant management judgment and estimates, including key assumptions used in forecasts of future operating results, discount rates, and expected future growth rates.

The Group determined the fair value of Yuanbo significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized on Yuanbo. The Group determined the fair values of Little New Star and Wentai were less than the carrying value. Accordingly, the Group performed the second step of the impairment test to determine the implied fair value of goodwill, which required the Group to allocate the fair values of Little New Star and Wentai determined in step one to all of the assets and liabilities, including any unrecognized intangible assets, of Little New Star and Wentai. As a result, the Group recognized an impairment charge of RMB57.4 million (US$9.0 million) for the year ended June 30, 2012. Accumulated goodwill impairment were nil and RMB57.4 million (US$9.0 million) as of June 30, 2011 and 2012, respectively.

The change in the carrying amount of goodwill by segments for the years ended June 30, 2011 and 2012 is as follows:

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB

Balances as of July 1, 2010	56,597,146	-	-	56,597,146
Additions from business acquisition (note 10.2(a) & (b))	-	46,428,415	-	46,428,415
As of June 30, 2011 and July 1, 2011	56,597,146	46,428,415	-	103,025,561
Additions from business acquisition (note 10.3)	-	-	11,107,118	11,107,118
Impairment on goodwill	(44,707,404)	(12,686,463)	-	(57,393,867)
As of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812
Balance as of June 30, 2012 (US$)	1,871,516	5,311,184	1,748,327	8,931,027

The gross amount and accumulated impairment losses by segment as of June 30, 2011 and 2012 are as follows:
	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2011
Goodwill, gross	56,597,146	46,428,415	-	103,025,561
Accumulated impairment loss	-	-	-	-
Balance as of June 30, 2011	56,597,146	46,428,415	-	103,025,561

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2012
Goodwill, gross	56,597,146	46,428,415	11,107,118	114,132,679
Accumulated impairment loss	(44,707,404)	(12,686,463)	-	(57,393,867)
Balance as of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812
Balance as of June 30, 2012 (US$)	1,871,516	5,311,184	1,748,327	8,931,027

Fair Value of Financial Instruments, Policy [Policy Text Block]
(m)	Fair value of financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, short-term bank deposits, accounts receivables, related party receivables, investments, other current assets, accounts payable and other payables. The fair values of these financial instruments approximate their carrying amounts due to the short-term nature of these instruments.

Trading investments are recorded at its fair value, with reference to quoted prices in active markets.

The available-for-sale investment is recorded at its fair value, categorized into Level 3, derived from valuation techniques as discussed below.

Fair Value Hierarchy

The Company follows a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial Assets and Liabilities

Financial assets and liabilities measured at fair value on a recurring basis and investments are as follows:

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	31,432,868	0	-	31,432,868

Liabilities:
Contingent consideration payable (note 10.3)	7,272,337	-	-	7,272,337

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	62,946,641	-	-	62,946,641

Nonfinancial Assets

As discussed in Note 9, the Group recorded a charge for the impairment of intangible assets of RMB942,678 and RMB3,000,000 for year ended June 30, 2011 and 2012, respectively. As discussed in Note 2(l), the Group recorded a charge for the impairment of goodwill of nil and RMB57,393,867 for year ended June 30, 2011 and 2012, respectively. The fair value of the intangible assets and goodwill, was determined using level 3 inputs and the valuation techniques discussed in Note 9 and Note 2(l), respectively.

There were no impairment charges recorded for other long-lived assets and other indefinite-lived intangible assets for the year ended June 30, 2011 and 2012.

Revenue Recognition, Policy [Policy Text Block]
(n)	Revenue recognition

Revenue is only recognized when persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post delivery obligations to the customers, the sale price is fixed or determinable, and collection is reasonably assured. If the arrangement is subject to customer acceptance, the revenue is deferred and recognized until acceptance occurs.

The Group generates its revenues from the following:

(i)	Tuition fee income

The Group provides private education services to private kindergartens, primary and secondary school students and English Language training to kids. The prepaid tuition fees are recorded as deferred revenue upon receiving the upfront cash payments, and recognized as revenue ratably over the course of the tuition programs.

(ii)	Franchising fee

The Group generates revenue by franchising schools under the brand name of Little New Star. Initial franchise fee represents provision of initial setup services. Initial franchising fee is recognized as revenue upon the opening of the schools as the initial franchising fees are non-refundable and the Group does not have significant continuing obligations related to the initial franchising fee after the schools are opened.

(iii)	Continuing support fee

The Group provides continuing supporting services to the franchise schools including marketing and advertising services. The continuing support fee is received upfront and the revenue is deferred and evenly recognized over the life period of the continuing supporting service agreement.

(iv)	Teaching materials

The Group''s teaching materials consist of textbooks and assisting teaching books and software. The Group considers its customers to be the franchised school operators and does not sell directly to end-users. Revenue from teaching materials is generally recognized when goods are delivered and title has passed to the franchised school operators and collectability is reasonably assured. No refund or return is allowed upon delivery of teaching materials to the franchised schools.

The Company''s subsidiaries are subject to value added tax ("VAT") of 17% on revenue from electronic learning devices and 13% on revenue from teaching materials or business tax ("BT") of 5% on the revenue earned for services rendered in the PRC.

Research, Development, and Computer Software, Policy [Policy Text Block]
(o)	Software development costs

Costs related to research and development are generally charged to expense as incurred. Capitalization of development costs for software to be sold or marketed begins when a product''s technological feasibility has been established. In most instances, the Group''s products are released soon after technological feasibility has been established. Therefore, costs incurred subsequent to achievement of technological feasibility are usually not significant, and generally all software development costs have been immediately expensed.

The Group expenses all internal software and website development costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and websites content. Costs incurred during the application development stage are capitalized if material. All website and software development costs have been expensed as incurred as there were no significant costs incurred for development of internal software and website during the application development stage.

Advertising Costs, Policy [Policy Text Block]
(p)	Advertising costs

The Group expenses advertising costs as incurred.

Advertising costs of RMB336,804, RMB761,674 and RMB2,648,482 (US$416,887) were incurred and recognized in selling and marketing expenses for the years ended June 30, 2010, 2011 and 2012, respectively for continuing operations.

Cost Of Revenue, Policy [Policy Text Block]
(q)	Cost of revenue

Cost of sale of teaching materials consists primarily of cost of raw materials and other related incidental expenses which are directly attributable to the production of the course material designated to the training courses provided by the schools.

Cost of revenue for tuition fee income mainly consists primarily of labour cost, rental expenses, depreciation and other related cost to rendering these services.

Interest Income [Policy Text Block]
(r)	Interest income

Interest income from a financial asset is recognized when it is probable that the economic benefits will flow to the Group and the amount of income can be measured reliably. Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts the estimated future cash receipts through the expected life of the financial asset to that asset''s net carrying amount on initial recognition.

Interest income of RMB9,134,152, RMB1,880,147 and RMB1,402,253 (US$220,723) were recognized for the years ended June 30, 2010, 2011 and 2012, respectively.

Operating Leases, Policy [Policy Text Block]
(s)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Rentals payable under operating leases are charged to the statements of operations on a straight-line basis over the term of the relevant lease.

Retirement Benefit Costs, Policy [Policy Text Block]
(t)	Retirement benefit costs

The employees of the Group are members of state-managed retirement benefit schemes operated by the local governments. The Group is required to contribute a specified percentage of their payroll costs to the retirement benefit scheme to fund the benefits. The only obligation of the Group with respect to the retirement benefit scheme is to make the specified contributions. The total costs charged to the consolidated statements of income were RMB4,738,917, RMB6,169,297, and RMB10,628,770 (US$1,673,032) for the years ended June 30, 2010, 2011 and 2012, respectively, representing contributions payable to this scheme for the corresponding period.

Government Subsidies , Policy [Policy Text Block]
(u)	Government subsidies

The Group receives government subsidies to encourage school operation, as well as VAT refund to encourage development in software, which amounted to nil, RMB1,038,507 and RMB1,796,503 (US$282,780) for the years ended June 30, 2010, 2011 and 2012, respectively. The Company recorded the government subsidies as other operating income when all conditions to qualify for the receipt of the government subsidies have been met.

Income Tax, Policy [Policy Text Block]
(v)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, in income tax expenses.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(w)	Share-based compensation

The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The fair value of stock options granted is determined using the Black-Scholes valuation model. The fair value of shares granted is determined as the market price of the shares at grant date.

The Company recognizes the compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award.

Comprehensive Income, Policy [Policy Text Block]
(x)	Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income is reported in the consolidated statement of shareholder's equity and comprehensive income (loss).

Accumulated other comprehensive income (loss) consists of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Foreign currency translation, net of tax of nil and nil	(116,200,924)	(120,100,781)	(18,904,578)
Unrealized loss on available- for-sales investments, net of tax of nil and nil	(3,128,000)	(3,938,425)	(619,931)

Total	(119,328,924)	(124,039,206)	(19,524,509)

Earnings Per Share, Policy [Policy Text Block]
(y)	Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to Noah Education Holdings Ltd''s shareholders by the weighted average number of common shares outstanding during the year. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. The Company''s dilutive securities consist of outstanding share options. Certain common share equivalents (e.g. share options) are excluded from calculation of diluted net income (loss) per share as their effect is anti-dilutive.

Dividend Policy [Policy Text Block]
(z)	Dividend

Dividends are recognized when declared.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
(aa)	Concentration of credit risk

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Group has invested in financial products with a small number of financial institutions and these financial institutions also have high-credit ratings and quality.

The Group conducts credit evaluations of customers. The Group establishes an allowance for doubtful debts based upon estimates, factors surrounding the credit risk of specific customers and other information. As a result of the Group''s credit evaluation, allowance for doubtful debts was nil and RMB583,753 (US$91,886) as of June 30, 2011 and 2012, respectively. As of June 30, 2011 and 2012, there were 2 customers with total trade receivables balances, net of allowance, of RMB1,529,876 and RMB647,707 (US$101,952) who accounted for 10% or more of the Group''s accounts receivable, respectively.

Business Combinations Policy [Policy Text Block]
(ab)	Business combinations

Business combinations are recorded using the acquisition method of accounting. On July 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From July 1, 2009, the assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business combination is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from July 1, 2010 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in the consolidated statements of operations. For business acquired in the periods prior to July 1, 2009, contingent consideration was not recorded until the contingency was resolved.

Non Controlling Interest, Policy [Policy Text Block]
(ac)	Non-controlling interests

Non-controlling interests have been reported as the component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.